Financial risk management - Schedule of Non Derivative Financial Liabilities by Maturity Grouping (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Undiscounted cash flows, including interest	¥ 356,641	¥ 320,072
Borrowings [Member]
Financial risk management
Undiscounted cash flows, including interest		85,938
Lease liabilities [Member]
Financial risk management
Undiscounted cash flows, including interest	154,776	100,990
Trade payables [Member]
Financial risk management
Undiscounted cash flows, including interest	34,748	48,373
Accruals and other payables [Member]
Financial risk management
Undiscounted cash flows, including interest	22,865	23,336
Convertible note [Member]
Financial risk management
Undiscounted cash flows, including interest	144,252
Within 1 year [Member]
Financial risk management
Undiscounted cash flows, including interest	218,690	193,892
Within 1 year [Member] | Borrowings [Member]
Financial risk management
Undiscounted cash flows, including interest		72,215
Within 1 year [Member] | Lease liabilities [Member]
Financial risk management
Undiscounted cash flows, including interest	31,996	34,148
Within 1 year [Member] | Trade payables [Member]
Financial risk management
Undiscounted cash flows, including interest	34,748	48,373
Within 1 year [Member] | Accruals and other payables [Member]
Financial risk management
Undiscounted cash flows, including interest	22,865	23,336
Within 1 year [Member] | Convertible note [Member]
Financial risk management
Undiscounted cash flows, including interest	129,081
Between 1 and 2 years [Member]
Financial risk management
Undiscounted cash flows, including interest	43,656	50,964
Between 1 and 2 years [Member] | Borrowings [Member]
Financial risk management
Undiscounted cash flows, including interest		9,571
Between 1 and 2 years [Member] | Lease liabilities [Member]
Financial risk management
Undiscounted cash flows, including interest	28,485	19,799
Between 1 and 2 years [Member] | Trade payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	0
Between 1 and 2 years [Member] | Accruals and other payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	0
Between 1 and 2 years [Member] | Convertible note [Member]
Financial risk management
Undiscounted cash flows, including interest	15,171
Between 2 and 5 years [Member]
Financial risk management
Undiscounted cash flows, including interest	72,990	54,682
Between 2 and 5 years [Member] | Borrowings [Member]
Financial risk management
Undiscounted cash flows, including interest		4,152
Between 2 and 5 years [Member] | Lease liabilities [Member]
Financial risk management
Undiscounted cash flows, including interest	72,990	38,683
Between 2 and 5 years [Member] | Trade payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	0
Between 2 and 5 years [Member] | Accruals and other payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	0
Between 2 and 5 years [Member] | Convertible note [Member]
Financial risk management
Undiscounted cash flows, including interest	0
After 5 years [Member]
Financial risk management
Undiscounted cash flows, including interest	21,305	20,534
After 5 years [Member] | Borrowings [Member]
Financial risk management
Undiscounted cash flows, including interest		0
After 5 years [Member] | Lease liabilities [Member]
Financial risk management
Undiscounted cash flows, including interest	21,305	8,360
After 5 years [Member] | Trade payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	0
After 5 years [Member] | Accruals and other payables [Member]
Financial risk management
Undiscounted cash flows, including interest	0	¥ 0
After 5 years [Member] | Convertible note [Member]
Financial risk management
Undiscounted cash flows, including interest	¥ 0